Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives	The estimated useful lives are as follows:
Category	Estimated useful lives
Buildings	20 years
Investment properties	20 years
Leasehold improvements	2-3 years
Furniture, office equipment	3-5 years
Motor vehicles	3-4 years

Schedule of Intangible Assets, Net Estimated Useful Lives

Intangible assets mainly include purchased intangible assets. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives based upon the usage of the asset, which is approximated using a straight-line method as follows:

Category	Estimated useful lives
Software	2-10 years
Membership	10 years

Schedule of Operating Segment	All service categories are viewed as in one and the only operating segment.
	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Category of Revenue:
Base commission from transactions	132,065	195,379
Innovation initiatives and other value-added services	7,904	8,015
	139,969	203,394

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Timing of Revenue Recognition:
Services transferred at a point in time	135,154	198,374
Services transferred over time	3,844	4,341
Goods transferred at a point in time	971	679
	139,969	203,394